Document And Entity Information	Oct. 30, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	STAAR SURGICAL CO
Entity Central Index Key	0000718937
Entity Emerging Growth Company	false
Entity File Number	0-11634
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3797439
Entity Address, Address Line One	1911 Walker Ave
Entity Address, City or Town	Monrovia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91016
City Area Code	626
Local Phone Number	303-7902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common
Trading Symbol(s)	STAA
Name of each exchange on which registered	NASDAQ